Financial instruments - Breakdown by category (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial assets	$ 1,382,221	$ 954,892
Financial liabilities	2,612,070	2,085,722
Loans and financings
Financial instruments
Financial liabilities	2,024,314	1,508,557
Lease liabilities
Financial instruments
Financial liabilities	25,689	34,384
Derivative financial instruments
Financial instruments
Financial liabilities	26,874	21,818
Trade payables
Financial instruments
Financial liabilities	370,122	414,080
Confirming payables
Financial instruments
Financial liabilities	145,295	82,770
Use of public assets
Financial instruments
Financial liabilities	19,215	23,279
Related parties
Financial instruments
Financial liabilities	561	834
Cash and cash equivalents
Financial instruments
Financial assets	1,086,163	698,618
Financial investments
Financial instruments
Financial assets	35,044	58,775
Derivative financial instruments
Financial instruments
Financial assets	31,980	19,524
Trade accounts receivable
Financial instruments
Financial assets	229,032	177,231
Related parties
Financial instruments
Financial assets	2	744
Liabilities at amortized cost
Financial instruments
Financial liabilities	2,383,638	1,966,526
Liabilities at amortized cost | Loans and financings
Financial instruments
Financial liabilities	1,822,756	1,411,179
Liabilities at amortized cost | Lease liabilities
Financial instruments
Financial liabilities	25,689	34,384
Liabilities at amortized cost | Trade payables
Financial instruments
Financial liabilities	370,122	414,080
Liabilities at amortized cost | Confirming payables
Financial instruments
Financial liabilities	145,295	82,770
Liabilities at amortized cost | Use of public assets
Financial instruments
Financial liabilities	19,215	23,279
Liabilities at amortized cost | Related parties
Financial instruments
Financial liabilities	561	834
Liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	228,432	119,196
Liabilities at fair value through profit or loss | Loans and financings
Financial instruments
Financial liabilities	201,558	97,378
Liabilities at fair value through profit or loss | Derivative financial instruments
Financial instruments
Financial liabilities	26,874	21,818
Assets at amortized cost
Financial instruments
Financial assets	1,185,471	866,132
Assets at amortized cost | Cash and cash equivalents
Financial instruments
Financial assets	1,086,163	698,618
Assets at amortized cost | Financial investments
Financial instruments
Financial assets	35,044	58,775
Assets at amortized cost | Trade accounts receivable
Financial instruments
Financial assets	64,262	107,995
Assets at amortized cost | Related parties
Financial instruments
Financial assets	2	744
Assets at fair value through profit or loss
Financial instruments
Financial assets	196,750	88,760
Assets at fair value through profit or loss | Derivative financial instruments
Financial instruments
Financial assets	31,980	19,524
Assets at fair value through profit or loss | Trade accounts receivable
Financial instruments
Financial assets	$ 164,770	$ 69,236